EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Schedule of Distributions Made to Partners
Distributions made to each class of partnership units, including units of subsidiaries that are exchangeable into LP Units, are as follows:

(US$ Millions, except per unit information) Years ended Dec. 31,	2024	2023	2022
Limited partners	$452	$440	$419
Holders of:
Redeemable/exchangeable partnership units	799	781	741
Special LP Units	8	8	7
FV LTIP of the Operating Partnership	1	2	2
Total distributions	$1,260	$1,231	$1,169
Per unit(1)	$1.34	$1.40	$1.40
(1)Per unit outstanding on the record date for each.